Mergers and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Unaudited Pro Forma Financial Information

The following unaudited 2018 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to other acquisitions in the period, as if the acquisition had occurred on January 1, 2018; and certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

Unaudited Pro Forma Financial Information for the year ended December 31, 2018
Total revenues	Ps. 185,737
Income before taxes	17,763
Net income	15,500

The following unaudited 2016 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Vonpar, as if the acquisition had occurred on January 1, 2016; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

Unaudited Pro Forma Financial Information for the year ended December 31, 2016
Total revenues	Ps. 187,139
Income before taxes	15,819
Net income	11,539
Earnings per share	0.61

The following unaudited 2017 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the consolidation of Philippines, as if the consolidation had occurred on January 1, 2017; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

Unaudited Pro Forma Financial Information for the year ended December 31, 2017
Total revenues	Ps. 205,436
Loss before taxes	(7,109)
Net loss	(11,559)

Summary of Estimated Fair Value Net Assets Acquired

The Company fair value of CCFPI net assets acquired to the date of acquisition (February 2017) is as follows:

Total current assets, including cash acquired of Ps. 4,038	Ps. 9,645
Total non-current assets	18,909
Distribution rights	4,144

Total assets	32,698
Total liabilities	(10,101)

Net assets acquired	22,597
Net assets acquired attributable to the parent company (51%)	11,524
Non-controlling interest (49%)	(11,073)

Fair value of the equity of CCFPI at the acquisition date	22,110

Carrying value derecognized of CCFPI investment	11,690

Loss as a result of premeasuring to fair value the equity interest	(166)
Gain on recycling of other comprehensive income –translation effects	2,996

Total net effect in P&L	Ps. 2,830

Vonpar [member]
Statement [LineItems]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

The preliminary allocation of the purchase prices to the fair value of the net assets acquired is as follows.

Total acurrent assets, including cash aquired de Ps. 860	Ps.	1,846
Total non current assets		3,795
Distribution rights		4,602

Total assets		10,243
Total liabilities		(3,691)

Net assets aquired		6,552

Total consideration transferred		6,552

Cash aquired		(860)

Net cash paid	Ps.	5,692

The fair value of Vonpar’s net assets acquired is as follows:

Final
Total current assets, including cash acquired of Ps. 1,287	Ps. 4,390
Total non-current assets	11,344
Distribution rights	14,793

Total assets	30,527

Total liabilities	11,708
Net assets acquired	18,819
Goodwill	2,173

Total consideration transferred	Ps. 20,992

Amount to be paid through Promissory Notes	(6,992)
Cash acquired of Vonpar	(1,287)
Amount recognized as embedded financial instrument	485

Net cash paid	13,198

(1)

As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follow: Total non-current assets amounted of Ps. 490, distribution rights of Ps. 5,192 and goodwill of Ps. (5,681).

Summary of Selected Income Statement Information Related to Business Acquisition

The information for the profit and loss statements of these acquisitions for the period between the acquisition date and December 31, 2018 is as follows:

Profit and loss statements	2018
Total revenue	Ps. 4,628
Income before taxes	496
Net income	413

Selected income statement information of Vonpar for the period from the acquisition date through to December 31, 2016 is as follows:

Income statement	2016
Total revenues	Ps. 1,628
Income before taxes	380
Net income	252

Selected income statement information of Philippines for the period from the acquisition date through to December 31, 2017 is as follows:

Income statement	2017
Total revenues	Ps. 20,524
Income before taxes	1,265
Net income	896